Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 1	$ 1
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000
Preferred stock, shares issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized (in shares)	450,000,000	450,000,000
Common stock, shares issued (in shares)	145,378,158	145,936,613
Common stock, shares outstanding (in shares)	145,378,158	145,936,613